PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		R$ 47,688,078	R$ 40,794,950
Main Legal Matter 1 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		14,174,838	13,015,938
Main Legal Matter 2 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		4,920,177	4,242,051
Main Legal Matter 3 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		2,388,423	2,017,602
Main Legal Matter 4 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		4,104,626	4,137,519
Main Legal Matter 5 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	[1]	715,152
Main Legal Matter 6 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		950,469	867,521
Main Legal Matter 7 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		2,138,608	1,660,888
Main Legal Matter 8 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		666,816	614,528
Main Legal Matter 9 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		357,006	326,361
Main Legal Matter 10 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		663,594	600,895
Main Legal Matter 11 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		289,406	266,649
Main Legal Matter 12 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		1,143,275	1,079,951
Main Legal Matter 13 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		1,255,251	1,142,386
Main Legal Matter 14 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	[1]	5,579,232	3,877,976
Main Legal Matter 15 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		986,196	889,179
Main Legal Matter 16 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		623,748	562,307
Main Legal Matter 17 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		1,238,018	1,116,228
Main Legal Matter 18 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		187,338	214,323
Main Legal Matter 19 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		560,638	507,719
Main Legal Matter 21 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		386,834	324,371
Main Legal Matter 22 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	[1]	193,469
Main Legal Matter 23 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		192,212
Main Legal Matter 24 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		109,206	98,740
Main Legal Matter 25 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss			14,876
Main Legal Matter 26 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	[1]	1,168,591	845,043
Main Legal Matter 27 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	[1]	1,726,517	1,536,967
Main Legal Matter 28 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		122,639	104,400
Main Legal Matter 29 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss		306,389	306,389
Main Legal Matter 30 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	[1]	R$ 539,410	R$ 424,143

[1]	After the acquisitions of CSN Cimentos Brasil (formerly LafargeHolcim (Brasil) S.A.), Companhia Estadual de Geração de Energia Elétrica (CEEE-G), Companhia Energética Chapecó and Metalgráfica Iguaçu S.A. these line items were impacted by the existing legal cases of each entity.